Property Plant and Equipment - Schedule of Estimated Useful Life (Details)	12 Months Ended
Dec. 31, 2025
Vessels and furnished equipment
Property, Plant and Equipment
Useful life of PPE	25 years
Drydock
Property, Plant and Equipment
Useful life of PPE	5 years
Cars
Property, Plant and Equipment
Useful life of PPE	5 years
Other fixtures and fittings | Minimum
Property, Plant and Equipment
Useful life of PPE	2 years
Other fixtures and fittings | Maximum
Property, Plant and Equipment
Useful life of PPE	3 years